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1933 Act Rule 485(a)(1)

1933 Act File No. 002-73948

1940 Act File No. 811-03258

December 30, 2014

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	DFA Investment Dimensions Group, Inc.

File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 177/178 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”). The Amendment is being submitted to reflect changes in the management fee for each of the DFA International Real Estate Securities Portfolio and the DFA Global Real Estate Securities Portfolio (collectively, the “Portfolios”).

As noted on the facing sheet, the Amendment relates solely to certain series and classes of the Registrant, as identified on the facing sheet, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectuses and statements of additional information related to the Portfolios and other series and classes of the Registrant.

Please direct any questions or comments relating to the Amendment to me at the above-referenced telephone number.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

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